UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549


                                  FORM N-CSR

            CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                             INVESTMENT COMPANIES

Investment Company Act file number 811-5160

                  DREYFUS NEW YORK TAX EXEMPT MONEY MARKET FUND
                (Exact name of Registrant as specified in charter)

                           c/o The Dreyfus Corporation
                                 200 Park Avenue
                             New York, New York 10166
               (Address of principal executive offices) (Zip code)

                               Mark N. Jacobs, Esq.
                                 200 Park Avenue
                             New York, New York 10166
                     (Name and address of agent for service)

Registrant's telephone number, including area code:     (212) 922-6000


Date of fiscal year end:        May 31


Date of reporting period:       May 31, 2003



(PAGE)

                                  FORM N-CSR


ITEM 1. REPORTS TO STOCKHOLDERS.

      Dreyfus
      New York Tax Exempt
      Money Market Fund

      ANNUAL REPORT May 31, 2003



The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

            Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the Chairman

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                            17   Statement of Assets and Liabilities

                            18   Statement of Operations

                            19   Statement of Changes in Net Assets

                            20   Financial Highlights

                            21   Notes to Financial Statements

                            25   Report of Independent Auditors

                            26   Important Tax Information

                            27   Board Members Information

                            29   Officers of the Fund

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                               Dreyfus New York
                                                   Tax Exempt Money Market Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This annual report for Dreyfus New York Tax Exempt Money Market Fund covers the 12-month period from June 1, 2002, through May 31, 2003. Inside, you'll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager, Joseph Irace.

We have recently seen some signs of stability in the financial markets. Perhaps most important, the war in Iraq wound down quickly, without disrupting oil supplies or major incidents of terrorism. While the U.S. economy has remained weak, growth has been positive overall. Many stock market indices have posted encouraging gains since the start of 2003, suggesting greater investor optimism, although it is uncertain whether such gains will continue. At the same time, yields of U.S. Treasury securities and money market instruments continue to hover near historical lows, and inflationary pressures have remained subdued

What are the implications for your investments? An accommodative monetary policy and a stimulative fiscal policy suggest that money market yields should remain relatively low for the foreseeable future, even if the economy begins to gain strength. We currently see opportunities for potentially higher returns from longer-term assets in the stock and bond markets, but selectivity among individual securities should remain a key factor. However, no one can say for certain what direction the markets will take over time. Your financial advisor can help you to ensure that your portfolio reflects your investment needs, long-term goals and attitudes toward risk.

Thank you for your continued confidence and support.

Sincerely,



/s/STEPHEN E. CANTER
Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation
June 16, 2003




DISCUSSION OF FUND PERFORMANCE

Joseph Irace, Portfolio Manager

How did Dreyfus New York Tax Exempt Money Market Fund perform during the period

For the 12-month period ended May 31, 2003, the fund produced a yield of 0.75%. Taking into account the effects of compounding, the fund produced an effective yield of 0.76%.(1)

We attribute the fund's relatively modest returns during the reporting period to a persistently weak economy, declining interest rates and robust investor demand for tax-exempt money market securities.

What is the fund's investment approach?

The fund seeks as high a level of current income exempt from federal, New York state and New York city personal income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

In pursuing this objective, we employ two primary strategies. First, we normally attempt to add value by constructing a diverse portfolio of high-quality, tax-exempt money market instruments that provide income exempt from federal, New York state and New York city personal income taxes. Second, we actively manage the fund' s average maturity in anticipation of what we believe are supply-and-demand changes in the short-term municipal marketplace.

For example, if we expect an increase in short-term supply, we may decrease the average maturity of the fund, which could enable us to take advantage of opportunities when short-term supply increases. Generally yields tend to rise when there is an increase in new-issue supply competing for investor interest. New securities, which generally are issued with maturities in the one-year range, may in turn lengthen the fund' s average maturity. If we anticipate limited new-issue supply, we may then look to extend the fund's average maturity to maintain

                                                                The Fund


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

then-current yields for as long as we believe practical. In addition, we try to maintain an average maturity that reflects our view of short-term interest-rate trends and future supply-and-demand considerations.

What other factors influenced the fund's performance?

During the reporting period, the fund was primarily influenced by the effects of a persistently weak economy, which caused short-term interest rates to trend lower. As short-term interest rates fell, so did yields of tax-exempt money
market    instruments.

Downward pressure on yields was intensified throughout the reporting period by robust investor demand for money market securities, which was largely the result of investors' preference for relatively stable investment alternatives in the struggling economy. During the first half of the reporting period, the economy was held back by corporate-governance scandals among a number of large U.S. corporations. During much of the reporting period's second half, uncertainty related to the war in Iraq contributed to heightened caution among consumers and businesses.

Although the Federal Reserve Board (the "Fed") reduced short-term interest rates in November 2002, the economy failed to gain much momentum during the first five months of 2003. As a result, by the reporting period's end investors generally expected the Fed to implement an additional rate-cut during its meeting scheduled for the end of June 2003. As a result of these expectations, money market yields continued to fall through the end of the reporting period

Economic weakness was felt particularly severely in New York, where tax revenues fell short of budgeted forecasts. The state balanced its fiscal 2003 budget through spending cutbacks and increased borrowing. The state's fiscal 2004 budget, which was passed despite Governor Pataki's objections, included tax hikes for both New York state and

New York City residents. While one of the major credit-rating agencies upgraded its outlook for New York City, another agency downgraded the state's credit
rating    because    of    ongoing    fiscal    concerns.

We generally adopted a conservative strategy in this challenging market environment. First, to balance the risks and opportunities presented by interest-rate changes, we maintained the fund's weighted average maturity in a range that we considered neutral to modestly longer than that of the fund's peer group average. To manage the risks of deteriorating credit quality, we have been highly selective when making new purchases, generally favoring issuers that we believe are more recognizable to market participants and, therefore, more easily traded.

What is the fund's current strategy?

We continue to maintain a conservative posture, focusing on insured securities, variable-rate demand notes and municipal notes from issuers we believe to be fiscally sound.(2) In addition, we have recently positioned the fund to give it the flexibility we believe we need to take advantage of potential investment opportunities that typically arise during June, when many New York municipalities are expected to issue new debt.

June 16, 2003

(1) EFFECTIVE YIELD IS BASED UPON DIVIDENDS DECLARED DAILY AND REINVESTED MONTHLY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS FLUCTUATE. INCOME MAY BE SUBJECT TO STATE AND LOCAL TAXES FOR NON-NEW YORK RESIDENTS, AND SOME INCOME MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT) FOR CERTAIN INVESTORS. AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR THE U.S. GOVERNMENT. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

(2) INSURANCE ON INDIVIDUAL PORTFOLIO SECURITIES EXTENDS TO THE REPAYMENT OF PRINCIPAL AND THE PAYMENT OF INTEREST IN THE EVENT OF DEFAULT. IT DOES NOT EXTEND TO THE MARKET VALUE OF THE PORTFOLIO SECURITIES OR THE VALUE OF THE FUND'S SHARES.

                                                             The Fund



STATEMENT OF INVESTMENTS

May 31, 2003


                                                                                               Principal
TAX EXEMPT INVESTMENTS--99.5%                                                                 Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------
Albany County, GO Notes, Refunding
   3%, 6/1/2003 (Insured; FGIC)                                                                 320,000                  320,012

Albany Industrial Development Agency, Civic Facility
  Revenue, VRDN
  (Albany College of Pharmacy)
  1.20% (Insured; Radian Bank and

   Liquidity Facility; Fleet Bank National)                                                   3,195,000  (a)           3,195,000

Alfred Almond Central School District, GO Notes
   5.30%, 6/1/2003 (Insured; FSA)                                                               100,000                  100,011

Avoca Central School District, GO Notes, Refunding
   2.25%, 6/15/2003 (Insured; FGIC)                                                             100,000                  100,036

Babylon Industrial Development Agency, IDR, VRDN
  (Lambro Industries Inc. Project)
   1.20% (LOC; Fleet National Bank)                                                             920,000  (a)             920,000

Baldwinsville Central School District, GO Notes, Refunding
   2.25%, 6/15/2003 (Insured; FSA)                                                              500,000                  500,215

Ballston Spa Central School District, GO Notes, Refunding
   2.50%, 12/15/2003 (Insured; FGIC)                                                            440,000                  442,111

Bath Central School District, GO Notes
   3.25%, 6/15/2003 (Insured; MBIA)                                                             359,057                  359,351

City of Binghamton, GO Notes, BAN
   2.25%, 9/25/2003                                                                           4,000,000                4,008,377

Town of Brookhaven, GO Notes, Refunding
   5%, 5/15/2004 (Insured; FGIC)                                                                150,000                  155,319

Brunswick Central School District, GO Notes, Refunding
   2.50%, 6/15/2003 (Insured; FGIC)                                                             500,000                  500,247

Byron-Bergen Central School District, GO Notes
   Refunding 2%, 6/15/2003 (Insured; FGIC)                                                      525,000                  525,106

Camden Central School District, GO Notes
   2.50%, 6/15/2003 (Insured; FGIC)                                                           1,025,000                1,025,207

Canaseraga Central School District, GO Notes, Refunding
   2.50%, 6/15/2003 (Insured; FGIC)                                                             225,000                  225,077

Cayuga County, GO Notes
   2.50%, 10/15/2003 (Insured; AMBAC)                                                           661,000                  663,311

Chautauqua County Industrial Development Agency
  Civic Facility Revenue, VRDN
  (United Cerebral Palsy Project)
   1.25% (LOC; Key Bank)                                                                      1,300,000  (a)           1,300,000

Chemung County, GO Notes
   5.10%, 9/15/2003 (Insured; FGIC)                                                             305,000                  308,156

Cherry Valley-Springfield Central School District, GO Notes
   Refunding 2%, 6/15/2003 (Insured; MBIA)                                                      300,000                  300,089


                                                                                               Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

Churchville-Chili Central School District, GO Notes
   3.625%, 6/15/2003 (Insured; FSA)                                                             250,000                  250,225

Town of Clarktown, GO Notes
   5.60%, 6/15/2003 (Insured; AMBAC)                                                            210,000                  210,361

Cobleskill-Richmondville Central School District
   GO Notes, RAN 2.50%, 6/26/2003                                                             2,000,000                2,000,935

Cohoes City School District, GO Notes, Refunding
   2.25%, 6/15/2003 (Insured; FSA)                                                              500,000                  500,198

Colonie Industrial Development Agency, IDR, VRDN
  (13 Green Mount Drive Project)
   1.40% (LOC; HSBC Bank USA)                                                                   245,000  (a)             245,000

Commack Union Free School District, GO Notes
   TAN 2.50%, 6/27/2003                                                                       2,500,000                2,501,489

Dansville Central School District, GO Notes
   2.50%, 6/15/2004 (Insured; FGIC)                                                             495,000                  501,539

Duanesburg Central School District, GO Notes
   Refunding 3%, 6/15/2003 (Insured; FSA)                                                       250,000                  250,101

Dutchess County Industrial Development Agency

  Civic Facility Revenue, VRDN

  (Marist College Civic Facility):
      1.15% (LOC; Key Bank)                                                                   5,800,000  (a)           5,800,000

      1.15% (LOC; The Bank of New York)                                                       7,145,000  (a)           7,145,000

East Ramapo Central School District, GO Notes

   4%, 6/15/2003 (Insured; FSA)                                                                 367,480                  367,822

East Rochester Union Free School District, GO Notes

   Refunding 3%, 6/15/2004 (Insured; FSA)                                                       100,000                  101,786

Eden Central School District, GO Notes, Refunding

   2.50%, 6/1/2004 (Insured; MBIA)                                                              100,000                  101,228

Erie County Industrial Development Agency, VRDN:

  Civic Facility Revenue:
    (Community Services Disabled Project)
         1.25% (LOC; Key Bank)                                                                3,490,000  (a)           3,490,000

      (DePaul Community Facilities Inc. Project)
         1.25% (LOC; Key Bank)                                                                1,550,000  (a)           1,550,000

      (People Inc. Project)
         1.25% (LOC; Key Bank)                                                                2,925,000  (a)           2,925,000

      (United Cerebral Palsy Association Project)
         1.25% (LOC; Key Bank)                                                                  945,000  (a)             945,000

   IDR:

      (Luminescent System Inc. Project)
         1.40% (LOC; HSBC Bank USA)                                                           5,950,000  (a)           5,950,000

      (Plesh Industries Inc. Project)
         1.35% (LOC; M&T Bank)                                                                1,945,000  (a)           1,945,000


                                                                                                                 The Fund


                                                                                               Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

Farmingdale Union Free School District, GO Notes

   TAN 2%, 6/26/2003                                                                            550,000                  550,292

Fayetteville-Manlius Central School District, GO Notes

   TAN 2.50%, 6/20/2003                                                                       2,200,000                2,200,787

Forestville Central School District, GO Notes

   4.15%, 6/15/2003 (Insured; MBIA)                                                             125,000                  125,145

Fort Plain Central School District, GO Notes

   4%, 6/15/2003 (Insured; FGIC)                                                                200,000                  200,226

Glens Falls City School District, GO Notes

   Refunding 2.50%, 6/15/2003 (Insured; MBIA)                                                   310,000                  310,063

Half Hollow Hills Central School District, GO Notes

   3.50%, 4/15/2004 (Insured; FSA)                                                              540,000                  550,491

Hannibal Central School District, GO Notes

   Refunding 2.50%, 6/15/2003 (Insured; FGIC)                                                   380,000                  380,077

Harborfields Central School District, GO Notes:

   4%, 6/1/2004 (Insured; FSA)                                                                  120,000                  123,262

   BAN 1.75%, 3/5/2004                                                                        3,300,000                3,315,106

Herkimer County Industrial Development Agency

  Civic Facility Revenue, VRDN

  (Templeton Foundation Project):

      1.20% (LOC; Key Bank)                                                                      25,000  (a)              25,000

      1.25% (LOC; Key Bank)                                                                   2,565,000  (a)           2,565,000

Herricks Union Free School District, GO Notes, BAN

   2%, 12/3/2003                                                                                200,000                  200,692

Irvington Union Free School District, GO Notes, BAN

   2.375%, 8/28/2003                                                                          4,500,000                4,509,352

Johnson City Central School District, GO Notes

   Refunding 6.125%, 6/15/2003 (Insured; FGIC)                                                  145,000                  145,269

Lancaster Industrial Development Agency, IDR, VRDN

  (Lancaster Steel Service Project)

   1.25% (LOC; M&T Bank)                                                                      1,500,000  (a)           1,500,000

Liverpool Central School District, GO Notes

   Refunding 2.50%, 7/15/2003 (Insured; FSA)                                                    555,000                  555,876

Long Island Power Authority, Electric Systems Revenue

   4%, 4/1/2004 (Insured; FSA)                                                                  100,000                  102,267

Longwood Central School District at Middle Island, GO Notes

   7.30%, 8/15/2003 (Insured; MBIA)                                                             100,000                  101,224

Maine-Endwell School District, GO Notes:

   5.375%, 6/15/2003 (Insured; FGIC)                                                            150,000                  150,251

   Refunding 2.50%, 6/15/2003 (Insured; FSA)                                                    185,000                  185,075

Merrick Union Free School District, GO Notes
   BAN 2%, 6/26/2003                                                                          3,000,000                3,000,545


                                                                                               Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

Metropolitan Transportation Authority, Transit Revenue:

   4.10%, 7/1/2003                                                                              100,000  (b)             100,231

   5%, 7/1/2003 (Insured; AMBAC)                                                                350,000                  351,052

   Dedicated Tax Fund

      5%, 11/15/2003                                                                            100,000                  101,703

   Service Contract

      5.40%, 7/1/2003                                                                           625,000  (b)             627,091

   VRDN 1.22% (Insured; FGIC and Liquidity Facility;

      Merrill Lynch)                                                                          5,990,000  (a)           5,990,000

Mexico Central School District, GO Notes, Refunding

   3%, 6/15/2003 (Insured; FGIC)                                                                460,000                  460,319

City of Middletown, GO Notes, BAN

   2.25%, 7/18/2003                                                                           2,210,000                2,211,679

Mineola Union Free School District, GO Notes

   3.875%, 7/15/2003 (Insured; MBIA)                                                            250,000                  250,710

Monroe County Industrial Development Agency, IDR

  VRDN:

      (2883 Associates LP)
         1.40% (LOC; HSBC Bank USA)                                                           1,930,000  (a)           1,930,000

      (Enbi Corp.) 1.20% (LOC; Rabobank)                                                      4,400,000  (a)           4,400,000

      Refunding (Windsor Project)
         1.35% (LOC; Key Bank)                                                                1,475,000  (a)           1,475,000

Monroe Tobacco Asset Securitization Corporation

  Tobacco Settlement Revenue, VRDN

   1.34% (Liquidity Facility; WestLB AG)                                                      8,295,000  (a)           8,295,000

Monroe Woodbury Central School District, GO Notes

   6.50%, 11/15/2003 (Insured; FGIC)                                                            100,000                  102,421

Morris Central School District, GO Notes, Refunding

   4%, 6/15/2003 (Insured; FGIC)                                                                100,000                  100,109

Municipal Assistance Corporation for the City of New York

  Sales Tax Revenue:

      4.50%, 7/1/2003                                                                           100,000                  100,227

      4.75%, 7/1/2003                                                                           100,000                  100,263

      4.80%, 7/1/2003                                                                           550,000                  551,535

      5.25%, 7/1/2003                                                                           750,000                  752,264

      5.50%, 7/1/2003                                                                           535,000                  536,856

      5.75%, 7/1/2003                                                                           475,000                  476,626

      6%, 7/1/2003                                                                              170,000                  170,682

      5%, 7/1/2003 (Insured; AMBAC)                                                             600,000                  601,759

      4.60%, Series G, 7/1/2003                                                                 100,000                  100,269

      4.60%, Series L, 7/1/2003                                                                 150,000                  150,360

City of New Rochelle, GO Notes

   6.15%, 8/15/2003 (Insured; MBIA)                                                             200,000                  201,981

                                                                                                                The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                               Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

New Rochelle Industrial Development Agency, IDR, VRDN

  (Charles Sadek Import Co. Project)

   1.35% (LOC; The Bank of New York)                                                          5,500,000  (a)           5,500,000

New York City, GO Notes:

   6.50%, 2/15/2004 (Insured; FGIC)                                                             300,000                  310,962

   CP 1.10%, 6/11/2003 (Insured; MBIA and Liquidity
      Facility; Landesbank Hessen-Thuringen Girozentrale)                                     5,000,000                5,000,000

   VRDN 1.30% (LOC; J.P. Morgan Chase & Co.)                                                  4,800,000  (a)           4,800,000

New York City Industrial Development Agency:

  Civic Facility Revenue:

    Refunding (Nightingale Bamford School)

         4%, 1/15/2004 (Insured; AMBAC)                                                         620,000                  630,350

      VRDN:

         (2000 Jewish Community Center)

            1.25% (LOC; M&T Bank)                                                             4,900,000  (a)           4,900,000

         (Abraham Joshua Heschel Project)

            1.25% (LOC; Allied Irish Banks)                                                   2,000,000  (a)           2,000,000

         (Columbia Grammar & Preparatory School Project)

            1.25% (LOC; Allied Irish Banks)                                                   4,000,000  (a)           4,000,000

         (Convent Sacred Heart School)

            1.25% (LOC; Allied Irish Banks)                                                   3,750,000  (a)           3,750,000

         (Hewitt School Project)

            1.25% (LOC; Allied Irish Banks)                                                   1,600,000  (a)           1,600,000

         (Jewish Community Center of Manhattan)

            1.25% (LOC; M&T Bank)                                                             3,800,000  (a)           3,800,000

         (Mercy College Project)

            1.15% (LOC; The Bank of New York)                                                 1,200,000  (a)           1,200,000

         (Village County School Project)

            1.35% (LOC; M&T Bank)                                                             1,300,000  (a)           1,300,000

   IDR, VRDN:

      (Stroheim & Romann Inc. Project)

         1.15% (LOC; WestLB AG)                                                               5,700,000  (a)           5,700,000

      (Swak Realty LLC Project):

         1.35% (LOC; J.P. Morgan Chase & Co.)                                                   500,000  (a)             500,000

         1.35% (LOC; The Bank of New York)                                                    1,095,000  (a)           1,095,000

New York City Municipal Water Finance Authority

  Water and Sewer Systems Revenue, CP

   1.10%, 7/17/2003 (LOC; WestLB AG)                                                          2,000,000                2,000,000

New York City Transitional Finance Authority

  Income Tax Revenue:

      3.60%, 11/1/2003                                                                          100,000                  100,984

      4%, 11/15/2003                                                                            100,000                  101,244

      4.50%, 11/15/2003                                                                         300,000                  304,527

      5.25%, 11/15/2003                                                                         875,000                  889,769

      4%, 2/1/2004                                                                              150,000                  152,333


                                                                                               Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

New York City Transitional Finance Authority

  Income Tax Revenue (continued):

      5%, 2/15/2004                                                                             100,000                  102,618

      5%, 5/1/2004                                                                              125,000                  129,252

      VRDN 1.30% (Liquidity Facility; Dexia Credit Locale)                                    6,000,000  (a)           6,000,000

   Sales Tax Revenue, BAN 2%, 2/19/2004                                                      13,000,000               13,083,315

New York Counties Tobacco Trust II, Revenue, VRDN

   1.34% (Liquidity Facility; Merrill Lynch)                                                  5,000,000  (a)           5,000,000

New York State Dormitory Authority:

  College and University Revenue:

    (City University System Consolidated)

         6%, 7/1/2003 (Insured; AMBAC)                                                          300,000                  301,151

      (Columbia University)

         5.375%, 7/1/2003                                                                       200,000                  200,666

      (New York University)

         5.50%, 7/1/2003 (Insured; MBIA)                                                        125,000  (b)             125,425

   Healthcare Facilities Revenue:

      (Presbyterian Hospital)

         5.50%, 8/15/2003 (Insured; AMBAC)                                                      150,000                  151,309

      (Southside Hospital)

         5%, 2/15/2004 (Insured; MBIA)                                                          150,000                  153,934

   Lease Revenue

      School Districts Financing Program

      Refunding 3.50%, 4/1/2004 (Insurance; MBIA)                                               100,000                  101,855

New York State Environmental Facilities Corporation:

  PCR:

      5%, 6/15/2003                                                                             125,000                  125,178

      4.20%, 12/15/2003                                                                         120,000  (b)             121,934

      4.20%, 12/15/2003                                                                          30,000                   30,483

      4.80%, 5/15/2004                                                                          115,000                  118,860

      5.20%, 5/15/2004                                                                          150,000                  155,600

   Water Revenue, Clean Water and
      Drinking Revolving Funds:

         4.20%, 6/15/2003                                                                        10,000  (b)              10,011

         4.20%, 6/15/2003                                                                        90,000                   90,098

         (New York City Municipal Water Project)

            3%, 6/15/2003                                                                       100,000                  100,070

New York State Local Government Assistance Corporation

  Sales Tax Revenue, Refunding:

      5.25%, 4/1/2004 (Insured; MBIA)                                                           250,000                  258,250

      5.50%, 4/1/2004 (Insured; AMBAC)                                                          325,000                  336,378

New York State Medical Care Facilities Finance Agency

  HR (New York Hospital)
   6%, 8/15/2003 (Insured; AMBAC)                                                               100,000                  100,957

                                                                                                               The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                               Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

New York State Mortgage Agency, Revenue

   1.125%, 4/2/2004                                                                           3,000,000                3,000,000

New York State Thruway Authority

  Highway and Bridge Trust Fund:

    Fuel Sales Tax Revenue:

         4.60%, 4/1/2004 (Insured; AMBAC)                                                       200,000                  205,312

         5%, 4/1/2004 (Insured; FGIC)                                                           200,000                  206,183

         5%, 4/1/2004 (Insured; FSA)                                                            100,000                  103,092

         6%, 4/1/2004 (Insured; MBIA)                                                           100,000                  103,916

         6.25%, 4/1/2004 (Insured; MBIA)                                                        150,000                  156,175

      Highway Revenue Tolls:

         5%, 4/1/2004                                                                           100,000                  103,090

         4%, 4/1/2004 (Insured; FGIC)                                                           150,000                  153,401

      Revenue

         5.25%, 4/1/2004 (Insured; AMBAC)                                                       100,000                  103,299

New York State Urban Development Corporation, Revenue:

   3%, 3/15/2004                                                                                200,000                  202,654

   VRDN

      Merlots Program 1.24% (Insured; AMBAC

      and Liquidity Facility; Wachovia Bank)                                                  5,000,000  (a)           5,000,000

Northport-East Northport Union Free School District

   GO Notes, BAN 2.50%, 6/26/2003                                                             2,100,000                2,101,201

Northville Central School District, GO Notes

   Refunding 2.50%, 6/1/2003 (Insured; MBIA)                                                    100,000                  100,002

City of Olean, GO Notes, BAN

   2%, 8/21/2003                                                                              3,663,534                3,663,534

Oneida County Industrial Development Agency

  IDR, VRDN (MMARS Project)

   1.45% (LOC; HSBC Bank USA)                                                                 2,090,000  (a)           2,090,000

Oswego County Industrial Development Agency

  Civic Facility Revenue (Springside at Seneca Hill)

   VRDN 1.25% (LOC; Key Bank)                                                                 3,305,000  (a)           3,305,000

Otego-Unadilla Central School District, GO Notes

   Refunding 4.25%, 6/15/2003 (Insured; FSA)                                                    140,000                  140,156

Otsego County Industrial Development Agency

  Civic Facility Revenue, VRDN

  (Templeton Foundation Project)

   1.25% (LOC; Key Bank)                                                                      4,270,000  (a)           4,270,000

Port Authority of New York and New Jersey:

  Special Obligation Revenue, VRDN

    Versatile Structure Obligation:

         1.35% (Liquidity Facility; Bayerische Landesbank)                                    5,000,000  (a)           5,000,000

         1.35% (Liquidity Facility; Landesbank
            Hessen-Thuringen Girozentrale)                                                    4,400,000  (a)           4,400,000


                                                                                               Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

Port Authority of New York and New Jersey (continued):

  Transportation Revenue, CP
    1.10%, 8/15/2003

         (Liquidity Facility; Bank of Nova Scotia,

         J.P. Morgan Chase & Co. and Lloyds TSB Bank PLC)                                     5,820,000                5,820,000

Port Byron Central School District, GO Notes

   Refunding 2%, 6/15/2003 (Insured; FSA)                                                       125,000                  125,041

Port Chester Industrial Development Agency, IDR

  VRDN (40 Pearl Street)

   1.25% (LOC; The Bank of New York)                                                          4,610,000  (a)           4,610,000

Queensbury Union Free School District, GO Notes

   BAN 2.125%, 1/7/2004                                                                       7,300,000                7,335,816

Rensselaer Industrial Development Agency

  Senior Housing Revenue

  (Brunswick Senior Housing Project)

   VRDN 1.40% (LOC; FHLB)                                                                     4,920,000  (a)           4,920,000

Town of Riverhead, GO Notes, Refunding

   3%, 3/1/2004 (Insured; MBIA)                                                                 375,000                  379,869

Rockland County Industrial Development Agency

  VRDN:

    IDR

         (Intercos America Inc. Project)
            1.40% (LOC; HSBC Bank USA)                                                        4,570,000  (a)           4,570,000

      Revenue:

         (Jawonio Inc. Project)
            1.15% (LOC; The Bank of New York)                                                 5,260,000  (a)           5,260,000

         (Northern Manor Multicare)
            1.30% (LOC; M&T Bank)                                                             2,700,000  (a)           2,700,000

Schenectady County Industrial Development Agency, IDR

  VRDN (Super Steel Inc. Project)
   1.30% (LOC; Key Bank)                                                                        900,000  (a)             900,000

Seneca County Industrial Development Agency

  Civic Facility Revenue, VRDN

  (Kidspeace National Centers of New York Project)
   1.25% (LOC; Key Bank)                                                                      2,180,000  (a)           2,180,000

Sharon Springs Central School District, GO Notes
   Refunding 2%, 6/15/2003 (Insured; MBIA)                                                      150,000                  150,030

Smithtown Central School District, GO Notes
   2.90%, 10/15/2003 (Insured; FSA)                                                             820,000                  824,229

South Huntington Union Free School District, GO Notes
   TAN 2.50%, 6/26/2003                                                                         100,000                  100,081

Spencerport Central School District, GO Notes

   Refunding 2%, 6/15/2003 (Insured; FSA)                                                       400,000                  400,118

                                                                                                              The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                               Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

St. Johnsville Central School District, GO Notes
   Refunding 2.50%, 6/15/2003 (Insured; FSA)                                                    200,000                  200,073

St. Lawrence County Industrial Development Agency:

  Civic Facility Revenue
      (Clarkson University Project) 2.50%, 7/1/2003                                             670,000                  670,656

   PCR, Refunding, VRDN
      (Aluminum Co. America) 1.60%                                                            4,640,000  (a)           4,640,000

Suffolk County Industrial Development Agency:

  Civic Facility Revenue, VRDN:
    (Guide Dog Foundation Inc.)
         1.15% (LOC; The Bank of New York)                                                    3,880,000  (a)           3,880,000

      (Hampton Day School Civic)
         1.20% (LOC; J.P. Morgan Chase & Co.)                                                 2,995,000  (a)           2,995,000

   Southwest Sewer System Revenue
      4.70%, 2/1/2004 (Insured; FGIC)                                                           200,000                  204,311

Syracuse Industrial Development Agency

  Civic Facility Revenue, VRDN

  (Community Development Properties-Larned Project)
   1.30% (LOC; M&T Bank)                                                                      2,830,000  (a)           2,830,000

Taconic Hills Central School District at Craryville, GO Notes

   Refunding 2.50%, 6/15/2003 (Insured; FGIC)                                                   150,000                  150,074

Triborough Bridge and Tunnel Authority

  Highway Tolls Revenue:

      Refunding 5%, 1/1/2004 (Insured; FGIC)                                                    100,000                  102,164

      VRDN, Merlots Program
         1.24% (Insured; MBIA and Liquidity Facility;

         Wachovia Bank)                                                                       4,995,000  (a)           4,995,000

Troy Industrial Development Authority

  Civic Facility Revenue, VRDN

   (Rensselaer Polytechnic Institute Project) 1.25%                                           3,000,000  (a)           3,000,000

Uniondale Union Free School District, GO Notes
   5%, 6/1/2004 (Insured; FGIC)                                                                 175,000                  181,574

Westchester County, GO Notes
   4%, 11/15/2003                                                                               100,000                  101,242


                                                                                               Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

Westchester County Industrial Development Agency

  Civic Facility Revenue, VRDN:

    (Banksville Independent Fire Co.)
         1.15% (LOC; The Bank of New York)                                                    1,000,000  (a)           1,000,000

      (Jacob Burns Film Center Project)
         1.20% (LOC; The Bank of New York)                                                    4,420,000  (a)           4,420,000

      (Rye Country Day School Project)
         1.25% (LOC; Allied Irish Banks)                                                      4,800,000  (a)           4,800,000

City of White Plains, GO Notes

  Public Improvement
   3%, 4/15/2004 (Insured; MBIA)                                                                405,000                  411,117

Yorktown Central School District, GO Notes
   4%, 6/15/2003 (Insured; MBIA)                                                                200,000                  200,220
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $288,558,589)                                                             99.5%              288,558,589

CASH AND RECEIVABLES (NET)                                                                          .5%                1,479,121

NET ASSETS                                                                                       100.0%              290,037,710

                                                                                                                The Fund



STATEMENT OF INVESTMENTS (CONTINUED)

Summary of Abbreviations

AMBAC               American Municipal Bond Assurance
                    Corporation

BAN                 Bond Anticipation Notes

CP                  Commercial Paper

FGIC                Financial Guaranty Insurance
                    Company

FHLB                Federal Home Loan Bank

FSA                 Financial Security Assurance

GO                  General Obligation

HR                  Hospital Revenue

IDR                 Industrial Development Revenue

LOC                 Letter of Credit

MBIA                Municipal Bond Investors Assurance
                    Insurance Corporation

PCR                 Pollution Control Revenue

RAN                 Revenue Anticipation Notes

TAN                 Tax Anticipation Notes

VRDN                Variable Rate Demand Notes


Summary of Combined Ratings (Unaudited)

Fitch                or          Moody's               or        Standard & Poor's                           Value (%)
------------------------------------------------------------------------------------------------------------------------------------
F1+, F1                          VMIG1, MIG1, P1                 SP1+, SP1, A1+, A1                               66.0

AAA, AA, A (c)                   Aaa, Aa, A (c)                  AAA, AA, A (c)                                    9.5

Not Rated (d)                    Not Rated (d)                   Not Rated (d)                                    24.5

                                                                                                                 100.0

(A)  SECURITIES PAYABLE ON DEMAND. VARIABLE INTEREST RATE--SUBJECT TO PERIODIC
     CHANGE.

(B)  BONDS WHICH ARE PREREFUNDED ARE COLLATERALIZED BY U.S. GOVERNMENT
     SECURITIES WHICH ARE HELD IN ESCROW AND ARE USED TO PAY PRINCIPAL AND
     INTEREST ON THE MUNICIPAL ISSUE AND TO RETIRE THE BONDS IN FULL AT THE
     EARLIEST REFUNDING DATE.

(C)  NOTES WHICH ARE NOT F, MIG AND SP RATED ARE REPRESENTED BY BOND RATINGS OF
     THE ISSUERS.

(D)  SECURITIES WHICH, WHILE NOT RATED BY FITCH, MOODY'S AND STANDARD & POOR'S,
     HAVE BEEN DETERMINED BY THE MANAGER TO BE OF COMPARABLE QUALITY TO THOSE
     RATED SECURITIES IN WHICH THE FUND MAY INVEST.

(E)  AT MAY 31, 2003, THE FUND HAD $85,492,714 OR 29.5% OF NET ASSETS INVESTED
     IN SECURITIES WHOSE PAYMENT OF PRINCIPAL AND INTEREST IS DEPENDENT UPON
     REVENUES GENERATED FROM EDUCATIONAL PROJECTS.



SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF ASSETS AND LIABILITIES

May 31, 2003

                                                             Cost         Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of
Investments                                           288,558,589   288,558,589

Cash                                                                  1,040,880

Interest receivable                                                   1,426,747

Prepaid expenses                                                         13,313

                                                                    291,039,529
--------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                           142,047

Payable for investment securities purchased                             706,051

Payable for shares of Beneficial Interest redeemed                      108,656

Accrued expenses                                                         45,065

                                                                      1,001,819
--------------------------------------------------------------------------------

NET ASSETS ($)                                                      290,037,710
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                     290,056,472

Accumulated net realized gain (loss) on investments                    (18,762)
--------------------------------------------------------------------------------

NET ASSETS ($)                                                      290,037,710
--------------------------------------------------------------------------------

SHARES OUTSTANDING

(unlimited number of $.001 par value shares of Beneficial Interest authorized) 290,082,449

NET ASSET VALUE, offering and redemption price per share ($)               1.00

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF OPERATIONS

Year Ended May 31, 2003

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                                      4,201,411

EXPENSES:

Management fee--Note 2(a)                                            1,491,737

Shareholder servicing costs--Note 2(b)                                 306,409

Professional fees                                                       56,909

Custodian fees                                                          39,033

Trustees' fees and expenses--Note 2(c)                                  22,297

Prospectus and shareholders' reports                                    14,589

Registration fees                                                       12,179

Miscellaneous                                                           18,033

TOTAL EXPENSES                                                       1,961,186

INVESTMENT INCOME--NET                                               2,240,225
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 1(B) ($):

Net realized gain (loss) on investments                                 13,193

Net unrealized appreciation (depreciation) on investments                 (11)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                  13,182

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 2,253,407

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF CHANGES IN NET ASSETS

                                                       Year Ended May 31,
                                             -----------------------------------

                                                     2003            2002
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                          2,240,225          4,230,505

Net realized gain (loss) on investments            13,193                836

Net unrealized appreciation
   (depreciation) of investments                     (11)               (639)

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                   2,253,407           4,230,702
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

INVESTMENT INCOME--NET                        (2,240,225)          (4,230,505)
--------------------------------------------------------------------------------

BENEFICIAL INTEREST TRANSACTIONS ($1.00 per share):

Net proceeds from shares sold                 421,823,648         425,545,972

Dividends reinvested                            2,136,453           4,026,634

Cost of shares redeemed                     (422,192,394)        (437,132,870)

INCREASE (DECREASE) IN NET ASSETS
   FROM BENEFICIAL INTEREST TRANSACTIONS       1,767,707           (7,560,264)

TOTAL INCREASE (DECREASE) IN NET ASSETS        1,780,889           (7,560,067)
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                           288,256,821          295,816,888

END OF PERIOD                                 290,037,710          288,256,821

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.



                                                                                          Year Ended May 31,
                                                                 -------------------------------------------------------------------

                                                                 2003           2002           2001          2000          1999
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                             1.00           1.00           1.00           1.00          1.00

Investment Operations:

Investment income--net                                            .008           .014           .032           .028          .025

Distributions:

Dividends from investment income--net                            (.008)         (.014)         (.032)         (.028)        (.025)

Net asset value, end of period                                   1.00           1.00           1.00           1.00          1.00
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                                  .75           1.44           3.28           2.88          2.54
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                           .66            .65            .66            .66           .65

Ratio of net investment income
   to average net assets                                          .75           1.42           3.22           2.84          2.50
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ x 1,000)                         290,038        288,257        295,817        271,439       295,790



SEE NOTES TO FINANCIAL STATEMENTS.


NOTES TO FINANCIAL STATEMENTS

NOTE 1--Significant Accounting Policies:

Dreyfus New York Tax Exempt Money Market Fund (the "fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified open-end management investment company. The fund's investment objective is to provide investors with as high a level of current income exempt from federal, New York state and New York city personal income taxes as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the "Manager") serves as the fund's investment adviser. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A, which is a wholly-owned subsidiary of Mellon Financial Corporation. Dreyfus Service Corporation ("the Distributor" ), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares, which are sold to the public without a sales charge.

It is the fund's policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund' s financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(A) PORTFOLIO VALUATION: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the fund's Board of Trustees to represent the fair value of the fund's investments.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Interest income, adjusted for amortization of discount and premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost

                                                                The Fund

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

basis. Cost of investments represents amortized cost. Under the terms of the custody agreement, the fund received net earnings credits of $41,806 during the period ended May 31, 2003 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the " Code" ). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(D) FEDERAL INCOME TAXES: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

At May 31, 2003, the components of accumulated earnings on a tax basis was substantially the same as for financial reporting purposes.

The accumulated capital loss carryover of $18,762 is available to be applied against future net securities profits, if any, realized subsequent to May 31, 2003. If not applied, $7,135 of the carryover expires in fiscal 2004, $3,213 expires in fiscal 2005, $3,725 expires in fiscal 2006, $3,889 expires in fiscal 2007 and $800 expires in fiscal 2008.


The tax character of distributions paid to shareholders during the fiscal years ended May 31, 2003 and May 31, 2002, respectively, were all tax exempt income.

At May 31, 2003, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

During the period ended May 31, 2003, as a result of permanent book to tax differences, the fund increased accumulated net realized gain (loss) on investments by $9,903 and decreased paid-in capital by the same amount due to the expiration of a capital loss carryover. Net assets were not affected by this reclassification.

NOTE 2--Management Fee and Other Transactions With Affiliates:

(A) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .50 of 1% of the value of the fund' s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed 11_2% of the value of the fund's average daily net assets, the fund may deduct from the payments to be made to the Manager, or the Manager will bear such excess expense. During the period ended May 31, 2003, there was no expense reimbursement pursuant to the Agreement.

(B) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25 of 1% of the value of the fund's average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.

                                                                The Fund

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

During the period ended May 31, 2003, the fund was charged $182,340 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended May 31, 2003, the fund was charged $79,941 pursuant to the transfer agency agreement.

(C) Each trustee who is not an "affiliated person" as defined in the Act receives from the fund an annual fee of $1,500 and an attendance fee of $250 per meeting. The Chairman of the Board receives an additional 25% of such compensation.


REPORT OF INDEPENDENT AUDITORS

Shareholders and Board of Trustees  Dreyfus New York Tax Exempt Money Market
Fund

We have audited the accompanying statement of assets and liabilities of Dreyfus New York Tax Exempt Money Market Fund, including the statement of investments, as of May 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the fund' s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2003 by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus New York Tax Exempt Money Market Fund at May 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with accounting principles generally accepted in the United States.

                                                ERNST & YOUNG LLP

New York, New York
July 7, 2003

                                                             The Fund


IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby designates all the dividends paid from investment income-net during the fiscal year ended May 31, 2003 as "exempt-interest dividends" (not subject to regular federal and, for individuals who are New York residents, New York state and New York city personal income taxes).


BOARD MEMBERS INFORMATION (Unaudited)

JOSEPH S. DIMARTINO (59)

CHAIRMAN OF THE BOARD (1995)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

*    Corporate Director and Trustee

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

*    The Muscular Dystrophy Association, Director

*    Levcor International, Inc., an apparel fabric processor, Director

* Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director

* The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 191

                              --------------

DAVID W. BURKE (67)

BOARD MEMBER (1994)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

*    Corporate Director and Trustee

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

*    John F. Kennedy Library Foundation, Director

*    U.S.S. Constitution Museum, Director

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 87

                              --------------

SAMUEL CHASE (71)

BOARD MEMBER (1987)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

*    Corporate Director and Trustee

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 15

                              --------------

GORDON J. DAVIS (61)

BOARD MEMBER (1995)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

*    Partner in the law firm of LeBoeuf, Lamb, Greene & MacRae LLP

*    Presidient, Lincoln Center for the Performing Arts, Inc. (2001)

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

*    Consolidated Edison, Inc., a utility company, Director

*    Phoenix Companies, Inc., a life insurance company, Director

*    Board Member/Trustee for several not-for-profit groups

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 26

                                                             The Fund

BOARD MEMBERS INFORMATION (Unaudited) (CONTINUED)

JONI EVANS (61)

BOARD MEMBER (1987)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

*    Senior Vice President of the William Morris Agency

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 15

                              --------------

ARNOLD S. HIATT (76)

BOARD MEMBER (1987)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

*    Chairman of The Stride Rite Charitable Foundation

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

*    Isabella Stewart Gardner Museum, Trustee

*    John Merck Fund, a charitable trust, Trustee

*    Business for Social Responsibility, Chairman

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 15

                              --------------

BURTON N. WALLACK (52)

BOARD MEMBER (1991)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* President and co-owner of Wallack Management Company, a real estate management company

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 15

                              --------------

ONCE ELECTED ALL BOARD MEMBERS SERVE FOR AN INDEFINITE TERM. ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS, INCLUDING THEIR ADDRESS IS AVAILABLE IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION WHICH CAN BE OBTAINED FROM DREYFUS FREE OF CHARGE BY CALLING THIS TOLL FREE NUMBER: 1-800-554-4611.


OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, PRESIDENT SINCE MARCH 2000.

     Chairman of the Board, Chief Executive Officer and Chief Operating Officer of the Manager, and an officer of 95 investment companies (comprised of 190 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 57 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, EXECUTIVE VICE PRESIDENT SINCE NOVEMBER 2002.

     Chief Investment Officer, Vice Chairman and a Director of the Manager, and an officer of 95 investment companies (comprised of 190 portfolios) managed by the Manager. Mr. Byers also is an Officer, Director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 49 years old and has been an employee of the Manager since January 2000. Prior to joining the Manager, he served as an Executive Vice President-Capital Markets, Chief Financial Officer and Treasurer at Gruntal & Co., L.L.C.

MARK N. JACOBS, VICE PRESIDENT SINCE MARCH 2000.

     Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 96 investment companies (comprised of 206 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since June 1977.

JOHN B. HAMMALIAN, SECRETARY SINCE MARCH 2000.

     Associate General Counsel of the Manager, and an officer of 37 investment companies (comprised of 46 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since February 1991.

STEVEN F. NEWMAN, ASSISTANT SECRETARY SINCE MARCH 2000.

     Associate General Counsel and Assistant Secretary of the Manager, and an officer of 96 investment companies (comprised of 206 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since July 1980.

MICHAEL A. ROSENBERG, ASSISTANT SECRETARY SINCE MARCH 2000.

     Associate General Counsel of the Manager, and an officer of 93 investment companies (comprised of 199 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since October 1991.

JAMES WINDELS, TREASURER SINCE NOVEMBER 2001.

     Director - Mutual Fund Accounting of the Manager, and an officer of 96 investment companies (comprised of 206 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since April 1985.

                                                             The Fund

OFFICERS OF THE FUND (Unaudited) (CONTINUED)

MICHAEL CONDON, ASSISTANT TREASURER SINCE MARCH 2000.

     Senior Treasury Manager of the Manager, and an officer of 37 investment companies (comprised of 78 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since August 1984.

KENNETH J. SANDGREN, ASSISTANT TREASURER SINCE NOVEMBER 2001.

     Mutual Funds Tax Director of the Manager, and an officer of 96 investment companies (comprised of 206 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since June 1993.

WILLIAM GERMENIS, ANTI-MONEY LAUNDERING COMPLIANCE OFFICER SINCE OCTOBER 2002.

     Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 32 years old and has been an employee of the Distributor since October 1998. Prior to joining the Distributor, he was a Vice President of Compliance Data Center, Inc


NOTES

                  For More Information

                        Dreyfus
                        New York Tax Exempt
                        Money Market Fund
                        200 Park Avenue
                        New York, NY 10166

                        Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                        Custodian

                        The Bank of New York
                        100 Church Street
                        New York, NY 10286

                        Transfer Agent &
                        Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        200 Park Avenue
                        New York, NY 10166

                        Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166

To obtain information:

BY TELEPHONE
Call 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL  Send your request
to info@dreyfus.com

ON THE INTERNET  Information
can be viewed online or
downloaded from:

http://www.dreyfus.com

(c) 2003 Dreyfus Service Corporation                                  273AR0503


ITEM 2. CODE OF ETHICS.

                Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

                Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                Not applicable.

ITEM 5. [RESERVED]

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-CSR (the "Report"), the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS.

(a)   Not applicable.

(b)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

                                  SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

 DREYFUS NEW YORK TAX EXEMPT MONEY MARKET FUND

By:  /s/STEPHEN E. CANTER
     Stephen E. Canter
     President


Date:  July 30, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /S/ STEPHEN E. CANTER
      Stephen E. Canter
      Chief Executive Officer

Date:  July 30, 2003

By:   /S/ JAMES WINDELS
      James Windels
      Chief Financial Officer

Date:  July 30, 2003


                                EXHIBIT INDEX

            (b)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

            (b)(2) Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.